Other current assets and other current liabilities - Other current assets (Details) - RUB (₽) ₽ in Millions	Mar. 31, 2020	Dec. 31, 2019
Other current assets and other current liabilities
Reserves at CBR	₽ 785	₽ 611
Total other financial assets	785	611
Prepaid expenses	218	230
Other	94	76
Total other current assets	₽ 1,097	₽ 917